Property and Equipment, Net - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,044,356	$ 943,829
Less: accumulated depreciation and amortization	(585,511)	(544,726)
Property and equipment, net	458,845	399,103
Land
Property, Plant and Equipment [Line Items]
Total property and equipment	6,795	6,809
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	384,975	345,262
Furniture and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	264,233	245,522
Computer equipment and software
Property, Plant and Equipment [Line Items]
Total property and equipment	311,381	307,126
Construction-in-progress, including information
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 76,972	$ 39,110